Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 1,348	$ 1,261
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	28	50
Risk-related | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	1,170	1,118
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	28	47
– bid-offer | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	514	506
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	1
– uncertainty | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	106	115
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	1	1
– credit valuation adjustment | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	445	355
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	27	38
– debt valuation adjustment | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(120)	(126)
– debt valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– funding fair value adjustment | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	204	241
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	7
– other | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	21	27
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	74	71
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	3
– model limitation | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	70	68
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	3
– other | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	4	3
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	104	72
Inception profit (Day 1 P&L reserves) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 0	$ 0